Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
20	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Equity method investment” and their respective losses as “Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investments in subsidiaries of its share of the subsidiaries and VIE was reduced to nil for the years ended December 31, 2021 and 2022 and the carrying amount of “Inter-company payables” was further adjusted as the Company committed to provide financial support to the VIE as disclosed in Note 1.
The subsidiaries did not pay any dividends to the Company for the years presented. The Company does not have significant commitments or long-term obligations as of the year end other than those presented. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	25,307	71,858	10,418
Restricted cash	7,794	2,120	307
Inter-company receivables	2,929,351	3,057,703	443,325
Prepayments and other current assets	660	121	18

Total current assets	2,963,112	3,131,802	454,068

Non-current assets:
Equity method investment	910	690	100
Property and equipment, net	1,778	1,278	185

Total non-current assets	2,688	1,968	285

Total assets	2,965,800	3,133,770	454,353

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY
Current liabilities:
Inter-company payables	1,116,373	1,964,454	284,819
Accrued liabilities and other current liabilities	4,116	10,975	1,590

Total current liabilities	1,120,489	1,975,429	286,409

Total liabilities	1,120,489	1,975,429	286,409

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 87,784,001 and 85,318,596 shares issued and outstanding as of December 31, 2021 and 2022)	116	117	17
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 and 20,000,000 shares authorized; 17,324,848 and 17,324,848 shares issued and outstanding as of December 31, 2021 and 2022)	21	21	3
Treasury stock	—	(58,919)	(8,542)
Additional paid-in capital	4,280,956	4,582,790	664,442
Accumulated deficits	(2,228,713)	(3,199,946)	(463,949)
Accumulated other comprehensive loss	(207,069)	(165,722)	(24,027)

Total shareholders’ equity	1,845,311	1,158,341	167,944

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,965,800	3,133,770	454,353

Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(33,530)	(48,566)	(31,041)	(4,501)
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(378,255)	(750,015)	(943,534)	(136,800)

Total operating expenses	(411,785)	(798,581)	(974,575)	(141,301)

Loss from operations	(411,785)	(798,581)	(974,575)	(141,299)

Interest income	1,318	2,365	3,636	527
Other expense, net	(271)	(481)	(294)	(43)
Change in fair value of warrant liability	3,503

Loss before income taxes	(407,235)	(796,697)	(971,233)	(140,815)

Income tax expenses	—	—	—	—

Net loss	(407,235)	(796,697)	(971,233)	(140,815)

Net loss attributable to Burning Rock Biotech Limited’s shareholders	(407,235)	(796,697)	(971,233)	(140,815)
Accretion of convertible preferred shares	(64,688)	—	—	—
Net loss attributable to ordinary share holders	(471,923)	(796,697)	(971,233)	(140,815)
Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	(176,888)	(39,480)	41,347	5,995
Total Comprehensive loss	(584,123)	(836,177)	(929,886)	(134,820)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	59,605	(51,411)	(19,357)	(2,807)
Net cash used in investing activities	(814,967)	(1,179,603)	125,576	18,207
Net cash generated from financing activities	2,128,705	—	(66,850)	(9,692)
Effect of exchange rate changes	(131,185)	(484)	1,508	218

Net (decrease) increase in cash and cash equivalents	1,242,158	(1,231,498)	40,877	5,926

Cash and cash equivalents at the beginning of year	22,441	1,264,599	33,101	4,799

Cash and cash equivalents at the end of year	1,264,599	33,101	73,978	10,725